Offerings	Oct. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99827
Maximum Aggregate Offering Price	$ 499,135,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,424.75
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $500,000,000 aggregate principal amount of notes by Texas Instruments Incorporated, with a maximum aggregate offering price of $499,135,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99779
Maximum Aggregate Offering Price	$ 498,895,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,403.86
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $500,000,000 aggregate principal amount of notes by Texas Instruments Incorporated, with a maximum aggregate offering price of $498,895,000.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2033
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99587
Maximum Aggregate Offering Price	$ 497,935,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,320.35
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $500,000,000 aggregate principal amount of notes by Texas Instruments Incorporated, with a maximum aggregate offering price of $497,935,000.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Notes due 2036
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.9991
Maximum Aggregate Offering Price	$ 499,550,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,460.85
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $500,000,000 aggregate principal amount of notes by Texas Instruments Incorporated, with a maximum aggregate offering price of $499,550,000.